FAIR VALUE MEASUREMENTS - Investments Measured at Fair Value Based on NAV Per Share (Details) - Enpro Inc. Retirement Savings Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Collective Trust Funds - Target Date [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Description	Target Date	Target Date
Fair Value	$ 173,377,184	$ 153,849,810
Unfunded Commitments	$ 0	$ 0
Redemption Frequency (if currently eligible)	Daily	Daily
Collective Trust Funds - Income [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Description	Income	Income
Fair Value	$ 20,460,497	$ 12,805,582
Unfunded Commitments	$ 0	$ 0
Redemption Frequency (if currently eligible)	Daily	Daily
Collective Trust Funds - Stable Value [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Description	Stable Value	Stable Value
Fair Value	$ 17,590,673	$ 17,635,578
Unfunded Commitments	$ 0	$ 0
Redemption Frequency (if currently eligible)	Daily	Daily
Collective Trust Funds - Small-Mid Cap [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Description	Small-Mid Cap	Small-Mid Cap
Fair Value	$ 12,607,640	$ 15,212,469
Unfunded Commitments	$ 0	$ 0
Redemption Frequency (if currently eligible)	Daily	Daily
Minimum [Member] | Collective Trust Funds - Target Date [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Redemption Notice Period	1 day	1 day
Minimum [Member] | Collective Trust Funds - Income [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Redemption Notice Period	1 day	1 day
Minimum [Member] | Collective Trust Funds - Stable Value [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Redemption Notice Period	0 days	0 days
Minimum [Member] | Collective Trust Funds - Small-Mid Cap [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Redemption Notice Period	0 days	0 days
Maximum [Member] | Collective Trust Funds - Target Date [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Redemption Notice Period	5 days	5 days
Maximum [Member] | Collective Trust Funds - Income [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Redemption Notice Period	5 days	5 days
Maximum [Member] | Collective Trust Funds - Stable Value [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Redemption Notice Period	10 days	10 days
Maximum [Member] | Collective Trust Funds - Small-Mid Cap [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Redemption Notice Period	10 days	10 days